Contract revenues, Morphomer Tau small molecule - 2018 license agreement with Eli Lilly and Company (Details) SFr in Thousands			3 Months Ended		12 Months Ended			42 Months Ended	47 Months Ended
	Mar. 31, 2020 CHF (SFr) installment	Jan. 23, 2019 CHF (SFr)	Sep. 30, 2019 CHF (SFr) installment	Mar. 31, 2019 CHF (SFr)	Dec. 31, 2022 CHF (SFr) item	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Contract revenues
Revenue from contracts with customers					SFr 3,935	SFr 0	SFr 15,431
Deferred income					587	717		SFr 587	SFr 587
2018 License Agreement with Eli Lilly and Company [Member]
Contract revenues
Revenue from contracts with customers					SFr 0	0	14,348
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member]
Contract revenues
Milestone payment received				SFr 80,000
Period to provide notice of termination of agreement					3 months
Number of representatives in joint steering committee by each party | item					3
Revenue from contracts with customers					SFr 0	SFr 0	SFr 14,300
Deferred income					0			0	0
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member] | Clinical and Regulatory [Member]
Contract revenues
Expected transaction price allocation					880,000			880,000	880,000
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member] | Commercial [Member]
Contract revenues
Expected transaction price allocation					SFr 900,000			900,000	900,000
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member] | Research and Development [Member]
Contract revenues
Deferred research and development costs		SFr 6,900
Revenue from contracts with customers									SFr 6,900
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member] | Right-of-use License [Member]
Contract revenues
Revenue from contracts with customers		SFr 73,100						SFr 40,000
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly, First Amendment [Member]
Contract revenues
Total potential collaboration agreement value			SFr 60,000
Number of installments | installment			2
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly, First Amendment [Member] | Quarter 3, 2019
Contract revenues
Milestone payment receivable			SFr 30,000
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly, First Amendment [Member] | March 31, 2020
Contract revenues
Milestone payment receivable	SFr 30,000		SFr 30,000
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly, Second Amendment [Member]
Contract revenues
Number of installments | installment	2
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly, Second Amendment [Member] | March 31, 2020
Contract revenues
Milestone payment receivable	SFr 10,000
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly, Second Amendment [Member] | Upon first patient dosed in a Phase 2 clinical study of a licensed product in the U.S. or EU.
Contract revenues
Milestone payment receivable	SFr 60,000